Derivative Financial Instruments - Summary of Short-term Derivative Contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Notional amount in USD	$ 5,015,000
Outstanding balance as of December 31, 2021 - Derivative financial liabilities	(221,000)	$ (2,896,000)
Other Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Notional amount in USD	167,275,881
Fair value of transactions recognized in Income Statement during 2021 - (Loss)/Gain	(244,000)
Outstanding balance as of December 31, 2021 - Derivative financial liabilities	(221,000)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD
Disclosure Of Financial Instruments [Line Items]
Notional amount in USD	37,709,420
Fair value of transactions recognized in Income Statement during 2021 - (Loss)/Gain	(220,000)
Outstanding balance as of December 31, 2021 - Derivative financial liabilities	(152,000)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Argentinean Peso
Disclosure Of Financial Instruments [Line Items]
Notional amount in USD	2,500,000
Fair value of transactions recognized in Income Statement during 2021 - (Loss)/Gain	(125,000)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Indian Rupee
Disclosure Of Financial Instruments [Line Items]
Notional amount in USD	10,000,000
Fair value of transactions recognized in Income Statement during 2021 - (Loss)/Gain	(59,000)
Outstanding balance as of December 31, 2021 - Derivative financial liabilities	(14,000)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | South African Rand
Disclosure Of Financial Instruments [Line Items]
Notional amount in USD	9,582,534
Fair value of transactions recognized in Income Statement during 2021 - (Loss)/Gain	120,000
Outstanding balance as of December 31, 2021 - Derivative financial liabilities	(47,000)
Other Derivative Financial Instruments | Delivery Forwards | Chilean Peso
Disclosure Of Financial Instruments [Line Items]
Outstanding balance as of December 31, 2021 - Derivative financial liabilities	(8,000)
Other Derivative Financial Instruments | Delivery Forwards | Buy USD | Chilean Peso
Disclosure Of Financial Instruments [Line Items]
Notional amount in USD	107,483,927
Fair value of transactions recognized in Income Statement during 2021 - (Loss)/Gain	40,000
Outstanding balance as of December 31, 2021 - Derivative financial liabilities	$ (8,000)